Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Institutional Shares of the

Goldman Sachs Global Managed Beta Fund

(the “Fund”)

Supplement dated May 8, 2019 to the

Prospectus dated December 28, 2018, as supplemented to date

Effective on or around June 28, 2019, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser (the “Investment Adviser”), will implement on behalf of the Fund an options-based strategy to gain exposure to the global equity markets. The Fund’s investment objective and other investment strategies will remain unchanged.

To implement this new strategy, the Fund expects to engage in put and call option transactions to gain exposure to the global equity markets. A put option gives the purchaser the right to sell the option’s reference security to the Fund at an agreed-upon exercise price prior to the option’s expiration, and a call option gives the purchaser the right to buy the option’s reference security from the Fund at an agreed-upon exercise price prior to the option’s expiration. This options-based strategy seeks to generate returns in moderately rising or moderately declining global equity markets where the Investment Adviser believes realized volatility will be lower than the volatility implied by the option prices. In such markets, the Fund would generally realize gains to the extent the income from collected premiums exceeds the aggregate appreciation or depreciation of the reference security relative to the exercise price. Conversely, in sharply rising or sharply declining global equity markets, the Fund may experience losses to the extent that the aggregate appreciation or depreciation of the reference security relative to the exercise price exceeds the income from collected premiums. Furthermore, the strategy may detract from the Fund’s relative performance in sharply rising global equity markets because it limits the Fund’s opportunity to profit from an increase in the equity prices beyond the exercise price, and may not fully protect the Fund in sharply declining global equity markets because the Fund will continue to bear the risk of a decline in the value of its portfolio securities.

Additionally, effective immediately, Siwen Wu will serve as a portfolio manager for the Fund. Mr. Wu joined Goldman Sachs in 2011 and is a Vice President in the Global Portfolio Solutions Group. He is a portfolio manager with a focus on multi-asset funds and institutional portfolios. Neill Nuttall and Kate El-Hillow will continue to serve as portfolio managers for the Fund.

Goldman Sachs Global Managed Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Institutional Shares of the

Goldman Sachs Global Managed Beta Fund

(the “Fund”)

Supplement dated May 8, 2019 to the

Prospectus dated December 28, 2018, as supplemented to date

Effective on or around June 28, 2019, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser (the “Investment Adviser”), will implement on behalf of the Fund an options-based strategy to gain exposure to the global equity markets. The Fund’s investment objective and other investment strategies will remain unchanged.

To implement this new strategy, the Fund expects to engage in put and call option transactions to gain exposure to the global equity markets. A put option gives the purchaser the right to sell the option’s reference security to the Fund at an agreed-upon exercise price prior to the option’s expiration, and a call option gives the purchaser the right to buy the option’s reference security from the Fund at an agreed-upon exercise price prior to the option’s expiration. This options-based strategy seeks to generate returns in moderately rising or moderately declining global equity markets where the Investment Adviser believes realized volatility will be lower than the volatility implied by the option prices. In such markets, the Fund would generally realize gains to the extent the income from collected premiums exceeds the aggregate appreciation or depreciation of the reference security relative to the exercise price. Conversely, in sharply rising or sharply declining global equity markets, the Fund may experience losses to the extent that the aggregate appreciation or depreciation of the reference security relative to the exercise price exceeds the income from collected premiums. Furthermore, the strategy may detract from the Fund’s relative performance in sharply rising global equity markets because it limits the Fund’s opportunity to profit from an increase in the equity prices beyond the exercise price, and may not fully protect the Fund in sharply declining global equity markets because the Fund will continue to bear the risk of a decline in the value of its portfolio securities.

Additionally, effective immediately, Siwen Wu will serve as a portfolio manager for the Fund. Mr. Wu joined Goldman Sachs in 2011 and is a Vice President in the Global Portfolio Solutions Group. He is a portfolio manager with a focus on multi-asset funds and institutional portfolios. Neill Nuttall and Kate El-Hillow will continue to serve as portfolio managers for the Fund.